Nationwide Life Insurance Company:
o        Nationwide Variable Account-9


                   Prospectus supplement dated June 1, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   Effective June 1, 2005, the following underlying mutual funds are available under the contracts:

W&R Target Funds, Inc.

o    Global Natural Resources Portfolio

o    Mid Cap Growth Portfolio

2. Effective June 1, 2005, the W&R Target Funds, Inc. - Mid Cap Growth Portfolio mutual fund is an available investment option under the Capital Preservation Plus Option.

3.   Effective June 1, 2005, the last paragraph of the "Legal Proceedings"
     Section is replaced with the following:

On April 29, 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement ("DOE") settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and ss. 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies. The case also alleged violations of NASD rules by Waddell & Reed's former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr. The DOE alleged that Waddell & Reed failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges. Without admitting or denying the allegations, Waddell & Reed agreed to be censured, pay a fine of $5 million and pay client restitution of $11 million. Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.

4. Effective June 1, 2005, "Appendix A: Underlying Mutual Funds" is amended to include the following:

W&R TARGET FUNDS, INC. - GLOBAL NATURAL RESOURCES PORTFOLIO
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Investment Adviser:                             Waddell & Reed Investment Management Company
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Sub-Adviser:                                    Mackenzie Financial Corporation
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Investment Objective:                           To provide long-term growth.
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W&R TARGET FUNDS, INC. - MID CAP GROWTH PORTFOLIO
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Investment Adviser:                             Waddell & Reed Investment Management Company
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Investment Objective:                           To provide growth of your investment.
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

5. Effective June 1, 2005, "Appendix B: Condensed Financial Information" is amended to include the following after the first sentence in the fourth paragraph:

The Waddell & Reed Target Funds - Global Natural Resources Portfolio and Waddell & Reed Target Funds - Mid Cap Growth Portfolio were added to the variable account effective June 1, 2005.